UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-4204
                                            --------

               PC&J Preservation Fund
               ----------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)        (Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:       March 31, 2010
                         ---------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS
MARCH 31, 2010
(UNAUDITED)



                                      PERCENT
                                       OF NET     PRINCIPAL
SECURITY                               ASSETS       AMOUNT       VALUE
----------------------------------    --------    ----------    --------

U.S. AGENCY OBLIGATIONS:

Maturity of 5 - 10  years:                2.8%
 Federal Home Loan Bank
   5.625%, due 06-13-16                           $  125,000    $131,289
 Federal Home Loan Bank Step-Up 1
   3.000%, due 10-29-19                              250,000     249,063


TOTAL U.S. AGENCY OBLIGATIONS
 (Cost $374,705)                                                 380,352


U.S. CORPORATE OBLIGATIONS:

Maturity of less than 1 year:             2.3
 Ryder System Inc.
   4.625%, due 04-01-10                               80,000      79,999
 Duke Energy
   7.875%, due 08-16-10                              125,000     127,354
 Nissan Motor Acceptance Corp. 8
   5.625%, due 03-14-11                              100,000     103,616

                                                                 310,969

Maturity of 1 - 5 years:                 19.1
 Oneok Inc.
   7.125%, due 04-15-11                              105,000     111,051
 Williams Partners
   7.500%, due 06-15-11                              100,000     105,959
 Western Union
   5.400%, due 11-17-11                              100,000     106,958
 AOL Time Warner Inc.
   6.875%, due 05-01-12                              210,000     230,825
 Fiserv Inc.
   6.125%, due 11-20-12                              100,000     108,901
 Alcoa Inc.
   5.375%, due 01-15-13                              250,000     262,333
 Arcelormittal
   5.375%, due 06-01-13                              130,000     137,901
 Rio Tinto Finance USA Ltd.
   5.875%, due 07-15-13                              105,000     115,232
 Massey Energy Co.
   6.875%, due 12-15-13                              100,000     101,250

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
MARCH 31, 2010
(UNAUDITED)



                                             PERCENT
                                              OF NET     PRINCIPAL
SECURITY                                      ASSETS       AMOUNT        VALUE
-----------------------------------------    --------    ----------    ----------
U.S. CORPORATE OBLIGATIONS (Cont'd):
-----------------------------------------
 Lehman Bros Holdings Inc. 6
   4.800%, due 03-13-14                                  $  148,000    $   34,410
 Brinker International Inc.
   5.750%, due 06-01-14                                     155,000       160,624
 HSBC Finance Corp.
   6.000%, due 08-15-14                                     275,000       288,867
 Bear Stearns Cos. Inc.
   5.700%, due 11-15-14                                     162,000       176,505
 OGE Energy Corp.
   5.000%, due 11-15-14                                     250,000       262,695
 Hornbeck Offshore Services Inc.
   6.125%, due 12-01-14                                     100,000        96,625
 L-3 Communications Corp.
   5.875%, due 01-15-15                                     150,000       152,438
 Chesapeake Energy Corp.
   9.500%, due 2-15-15                                      120,000       130,800

                                                                        2,583,374

Maturity of 6 - 10 years:                       11.2%
 JPMorgan Floating Rate
   3.500%, due 05-01-15                                     150,000       137,250
 Nabisco Inc.
   7.550%, due 06-15-15                                     100,000       116,871
 Teck Cominco Ltd.
   5.375%, due 10-01-15                                     160,000       162,308
 Alltel Corp.
   7.000%, due 03-15-16                                     100,000       114,641
 Peabody Energy Corp.
   7.375%, due 11-01-16                                     130,000       137,800
 Goldman Sachs Group Inc.
   5.625%, due 01-15-17                                     250,000       256,176
 Terex Corp.
   8.000%, due 11-15-17                                     250,000       243,125
 Merrill Lynch Co. Inc.
   6.500%, due 07-15-18                                     230,000       240,284
 Conoco Philips
   5.750%, due 02-01-19                                     100,000       108,969

                                                                        1,517,424

Maturity of 11 - 15 years:                       6.5
 General Electric Capital Corp. Step-Up 1
   5.500%, due 10-28-21                                     200,000       199,570

------
PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
MARCH 31, 2010
(UNAUDITED)



                                              PERCENT
                                               OF NET     PRINCIPAL
SECURITY                                       ASSETS       AMOUNT        VALUE
U.S. CORPORATE OBLIGATIONS (Cont'd):
------------------------------------------
 Toyota Motor Credit Corp. Curve Accr'l 2
   8.000%, due 01-18-22                                   $   50,000    $   49,375
 Toyota Motor Credit Corp. Curve Accr'l 2
   8.000%, due 02-01-22                                      175,000       172,812
 Dow Chemical Co.
   7.375%, due 03-01-23                                      200,000       218,126
 Morgan Stanley Curve Accrual 2
   8.375%, due 04-25-23                                      250,000       243,125

                                                                           883,008


TOTAL U.S. CORPORATE OBLIGATIONS
 (Cost $5,179,039)                               39.1%                   5,294,775


TAXABLE MUNICIPAL OBLIGATIONS 4:

Maturity of 1 - 5 years:                          4.7
 New York State Housing Finance Agency
   4.810%, due 09-15-13                                       90,000        97,349
 Dayton, OH Taxable Bonds
   6.500%, due 11-01-13                                      200,000       200,000
 Nebraska Public Power District Revenue
   5.140%, due 01-01-14                                      310,000       335,296

                                                                           632,645


Maturity of 6 - 10 years:                         8.6
 Reeves County TX Cert. of Participation
   6.550%, due 12-01-16                                      115,000       109,229
 Hazelwood MO Industrial Dev. Auth. Rev
   5.640%, due 02-01-18                                      150,000       140,688
 Maryland Heights MO Tax Incremnt Rev
   7.000%, due 09-01-18                                      200,000       199,530
 Portland OR Weekly Auction Notes 5, 7
   0.150%, due 06-01-19                                      150,000       150,000
 Hudson Cnty NJ Lease Revenue
   7.950%, due 09-01-19                                      300,000       294,000
 Dekalb Cnty GA Dev Authority Revenue
   6.875%, due 03-01-20                                      275,000       275,088

                                                                         1,168,535





PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
MARCH 31, 2010
(UNAUDITED)



                                             PERCENT
                                              OF NET     PRINCIPAL
SECURITY                                      ASSETS       AMOUNT        VALUE
TAXABLE MUNICIPAL OBLIGATIONS (Cont'd):
-----------------------------------------
Maturity of 11 - 20 years:                       9.0%
 Michigan State Refunding School Loan
   6.950%, due 11-01-20                                  $  110,000    $  124,399
 New York, NY General Obligation
   6.491%, due 03-01-21                                     125,000       139,671
 Minneapolis & St. Paul Met. Gen. Oblig.
   6.850%, due 01-01-22                                     295,000       320,925
 San Bernardino Cnty CA Pension Oblig.
   6.020%, due 08-01-23                                     245,000       241,886
 Ohio State Dev. Assistance
   5.670%, due 10-01-23                                     100,000       100,600
 Pennsylvania Turnpike
   7.470%, due 06-01-25                                     100,000       114,221
 Alameda Corridor Transit Authority CA
   6.600%, due 10-01-29                                     200,000       180,818

                                                                        1,222,520

Maturity of 21 - 30 years:
 Frisco TX COP
   6.375%, due 02-15-33                          2.7        360,000       366,761


TOTAL TAXABLE MUNICIPAL
 OBLIGATIONS (Cost $3,381,701)                  25.0                    3,390,461


MORTGAGE-BACKED OBLIGATIONS:                     3.5
 Government National Mortgage Assn.
 Remic Series 2010-17
   4.500%, due 07-15-13                                                   479,019


TOTAL MORTGAGED-BACKED OBLIGATIONS
 (Cost $493,181)                                                          479,019


TOTAL U.S. AGENCY, U.S. CORPORATE,
  TAXABLE MUNICIPAL AND
       MORTGAGE-BACKED OBLIGATIONS
 (Cost $9,428,626)                              70.4                    9,544,607



PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
MARCH 31, 2010
(UNAUDITED)



                                            PERCENT
                                             OF NET     PRINCIPAL
SECURITY                                     ASSETS      AMOUNT        VALUE
----------------------------------------    --------    ---------    ----------

LEASE ASSIGNMENTS:                              1.4%
 Ford Motor Co. ESA Lease 2, 5
   12.524%, due 06-01-13                                             $  190,964

TOTAL LEASE ASSIGNMENT
 (Cost $158,036)                                                        190,964

                                                        NUMBER OF
WARRANTS:                                       1.0     WARRANTS
                                                        ---------
 X-Alpha Call Warrants                                     22,500       137,475

TOTAL WARRANTS
WARRANTS (Cont'd):

 (Cost $224,437)                                                        137,475


NON-CONVERTIBLE PREFERRED STOCK:                4.6     SHARES
                                                        ---------
 Annaly Cap. Mgt. Inc. Pfd. A, 7.875%                       5,000       124,879
 FPL Group Cap. Tr. I Pfd., 5.875%                          5,300       132,871
 Georgia Power Cap. Tr. VII Pfd., 5.875%                    5,200       130,780
 Metlife Inc. Pfd. B, 6.500%                                5,200       127,660
 Powershares ETF Trust Finl. Pfd.                           5,900       102,246


TOTAL NON-CONVERTIBLE PREFERRED
 STOCK (Cost $614,209)                                                  618,436


EXCHANGE TRADED DEBT:                           3.8     SHARES
                                                        ---------
 AT&T Inc. Senior Notes, 6.375%                             5,000       131,900
 Comcast Corp. Notes, 6.625%                                5,400       132,840
 General Elec. Cap. Corp. Pines, 6.100%                     5,000       125,050
 Metlife Inc. Senior Notes, 5.875%                          5,175       127,675


TOTAL EXCHANGE TRADED DEBT
 (Cost $491,702)                                                        517,465


MUTUAL FUNDS:                                  17.8     SHARES
                                                        ---------
 Highland Floating Rate A 5                                35,270       226,788
 Oppenheimer Sr. Floating Rate A 5                         36,400       293,385
 Templeton Income Global Bond A                            37,594       502,256
 Vanguard Money Market Reserves                         1,150,000     1,150,000
 First American Treasury Obligations                      235,344       235,344



PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Concluded)
MARCH 31, 2010
(UNAUDITED)



                                  PERCENT
                                   OF NET     PRINCIPAL
SECURITY                           ASSETS      AMOUNT         VALUE
MUTUAL FUNDS (Cont'd):
------------------------------
TOTAL MUTUAL FUNDS
 (Cost $2,520,343)                                         $ 2,407,773



TOTAL INVESTMENTS
 (Cost $13,437,353)                  99.0%                  13,416,720


ASSETS LESS OTHER LIABILITIES         1.0                      132,356


NET ASSETS                          100.0%                 $13,549,076


1 Interest rates listed for step-up bonds are the rates as of March 31, 2010.
2 Security valued according to "good faith pricing" guidelines.  (See Note A)
3 Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation (depreciation). (See Note D)
4 Some municipal obligations have a credit enhancement feature which produces a credit quality comparable to that of a same-rated corporate bond.
5 Security has been deemed illiquid. At March 31, 2010, the aggregate amount of illiquid securities was $861,138, which is 6.4% of the Fund's net assets.
6 Security is in default as of March 31, 2010.
7 Variable interest rate. Interest rate listed is the rate as of March 31, 2010.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2010, the aggregate amount of Rule 144A securities was $103,616, which is 0.8% of the Fund's net assets.

NOTES TO FINANCIAL STATEMENTS
March 31, 2010
(UNAUDITED)

A.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the three months ended March 31, 2010, aggregated $524,075 and $612,623, respectively. Purchases and sales of long-term U.S. Government Securities for the three months ended March 31, 2010, aggregated $500,000 and $124,000, respectively.

At March 31, 2010, gross unrealized appreciation on investments was $466,215 and gross unrealized depreciation on investments was $486,848 for a net unrealized depreciation of $20,633 for financial reporting and federal income tax purposes.


B.  FAIR  VALUE  MEASUREMENTS
GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level  1  -  quoted  prices  in  active  markets  for  identical  securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Observable inputs may also include benchmark yields, reported trades, broker quotes, benchmark securities and bid/offer quotations.

Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Level 3 securities are generally unique investment structures that have no widely adopted benchmarks. Factors involved in valuation may include the type of security, financial statements, cost at the date of purchase, and information as to any transactions or offers with respect to the security.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

There  were  no  transfers  in  and  out  of  Levels  1  and  2.

The following table summarizes the inputs used to value the fund's net assets as of March 31, 2010.




NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2010
(UNAUDITED)



                               Level 1  Level 2   Level 3    Total
Security Type                    Investments in Securities ($000)
U.S. Agency Obligations        $    -  $    380  $      -  $   380
U.S. Corporate Obligations          -     5,295         -    5,295
Taxable Municipal Obligations       -     3,390         -    3,390
Mortgage-Backed Obligations         -       479         -      479
Lease Assignments                   -       191         -      191
Warrants                          138         -         -      138
Non-Convertible Preferred Stock   618         -         -      618
Exchange Traded Debt              518         -         -      518
Mutual Funds                    2,408         -         -    2,408
Total                          $3,682  $  9,735  $      0  $13,417
                               -------  --------  --------  -------




                                                                          Measurements

                                                                       Using Unobservable
                                                                         Inputs ($000)

                                                                           (Level 3)

                                                                           Securities

Beginning Balance 12-31-2009                                          $                19

Total gains or losses (realized/unrealized) included in earnings                        0

Purchases, sales, issuances, settlements and return of capital (net)                  -19

Transfers in and/or out of Level 3                                                      0

Ending Balance 3-31-2010                                              $                 0

The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the
reporting date                                                        $                 0
                                                                      ====================


ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of May 12, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J Preservation Fund
                 ----------------------

By:
May 17, 2010               /s/________________________________________________
------------
Date                             Kathleen Carlson, Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
May 17, 2010               /s/________________________________________________
------------
Date                              James M. Johnson, President

By:
May 17, 2010               /s/________________________________________________
------------
Date                              Kathleen Carlson, Treasurer